Note 14 - Trade and Other Payables, and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables, and Other Current Liabilities

The table below presents the items of trade and other payables (in thousands):

	As of December 31,
	2024	2025
Trade payables due to third-party suppliers	$72,694	$85,574
Trade and other payables due to related parties (Note 17)	—	120
Value added tax	538	1,196
Payroll tax	2,052	2,630
Total trade and other payables	$75,285	$89,520

The following table shows the items of other current liabilities (in thousands):

	As of December 31,
	2024	2025
Accrued personnel expenses	$13,039	$13,514
Other current liabilities	182	759
Total other current liabilities	$13,222	$14,273